1
The Gabelli Growth Fund
Schedule of Investments — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 97 .0%
TECHNOLOGY - SOFTWARE — 20 .3%
31,200 Cadence Design Systems Inc. † ................. $ 10,959,312
32,200 CrowdStrike Holdings Inc. , Cl. A † ............. 15,790,236
15,600 Intuit Inc. ................................................. 10,653,396
334,600 Microsoft Corp. ........................................ 173,306,070
74,200 Oracle Corp. ............................................. 20,868,008
18,000 ServiceNow Inc. † ..................................... 16,565,040
32,970 Spotify Technology SA † ............................ 23,013,060
271,155,122
TECHNOLOGY - SEMICONDUCTORS — 18 .0%
173,000 Broadcom Inc. ......................................... 57,074,430
983,400 NVIDIA Corp. ........................................... 183,482,772
240,557,202
CONSUMER DISCRETIONARY — 15 .1%
452,000 Amazon.com Inc. † ................................... 99,245,640
16,000 Costco Wholesale Corp. ............................ 14,810,080
47,400 Netflix Inc. † .............................................. 56,828,808
150,000 O'Reilly Automotive Inc. † ......................... 16,171,500
32,000 Tesla Inc. † ................................................ 14,231,040
201,287,068
TECHNOLOGY - COMPUTER SERVICES — 13 .2%
260,600 Alphabet Inc. , Cl. A ................................... 63,351,860
170,400 Alphabet Inc. , Cl. C ................................... 41,500,920
98,100 Meta Platforms Inc. , Cl. A ......................... 72,042,678
176,895,458
FINANCIALS — 8 .1%
15,000 Arthur J. Gallagher & Co. .......................... 4,646,100
155,000 KKR & Co. Inc. ......................................... 20,142,250
60,700 Mastercard Inc. , Cl. A ............................... 34,526,767
31,900 Moody's Corp. ......................................... 15,199,712
99,100 Visa Inc. , Cl. A .......................................... 33,830,758
108,345,587
HEALTH CARE — 7 .1%
172,800 Boston Scientific Corp. † ........................... 16,870,464
49,400 Eli Lilly & Co. ........................................... 37,692,200
46,000 Intuitive Surgical Inc. † .............................. 20,572,580
52,000 Stryker Corp. ............................................ 19,222,840
94,358,084
TECHNOLOGY - HARDWARE AND EQUIPMENT — 6 .8%
249,400 Apple Inc. ................................................ 63,504,722
35,000 Applied Materials Inc. ............................... 7,165,900
20,600 ASML Holding NV .................................... 19,942,654
90,613,276
INDUSTRIALS — 6 .3%
57,500 Eaton Corp. plc ......................................... 21,519,375
141,000 General Electric Co. .................................. 42,415,620
16,500 Howmet Aerospace Inc. ............................ 3,237,795
Shares
Market
Value
39,200 Trane Technologies plc ............................. $ 16,540,832
83,713,622
ENERGY — 2 .1%
46,600 GE Vernova Inc. ........................................ 28,654,340
TOTAL COMMON STOCKS ........................ 1,295,579,759
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 3 .0%
$ 41,070,000 U.S. Treasury Bills,
3.885 % to 4.239% †† ,
11/06/25 to 02/05/26 ............................ 40,663,437
TOTAL INVESTMENTS — 100.0%
(Cost $ 367,213,198 ) ............................. $ 1,336,243,196
† Non-income producing security.
†† Represents annualized yields at dates of purchase.